Goodwill - Summary of Changes in the Carrying Amount of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning balance	¥ 557	$ 83	¥ 557
Additions (Note 3)	149,775	22,384
Impairment	(557)	(83)	0	¥ 0
Total	¥ 149,775	$ 22,384	¥ 557	¥ 557